Taxes Payable	12 Months Ended
Mar. 31, 2024
Taxes Payable [Abstract]
TAXES PAYABLE	Note 14 - TAXES PAYABLE
	As of March 31, 2024	As of March 31, 2023
	USD	USD
Income taxes payable	92,816	95,888
Other taxes (recovery) payable	(18,725)	117
Total taxes payable	74,091	96,005